Changes to Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Balance at January 1, 2016	$ 6,489
Balance at January 1, 2016	103,240
Balance at January 1, 2016	109,729
Proceeds from long-term borrowings	12,964	$ 6,667	$ 30,967
Proceeds from asset-backed long-term borrowings	4,986
Repayments of long-term borrowings and capital leases obligations	(19,159)	(9,340)	(17,669)
Decrease in short-term obligations, excluding current maturities	(149)	(344)	$ (475)
Other	(293)
Balance at December 31, 2016	2,645	6,489
Balance at December 31, 2016	105,433	103,240
Balance at December 31, 2016	108,078	109,729
Debt Maturing within One Year
Debt Instrument [Line Items]
Balance at January 1, 2016	6,489
Proceeds from long-term borrowings	120
Repayments of long-term borrowings and capital leases obligations	(8,125)
Decrease in short-term obligations, excluding current maturities	(149)
Reclassifications of long-term debt	4,088
Other	222
Balance at December 31, 2016	2,645	6,489
Long-term Debt
Debt Instrument [Line Items]
Balance at January 1, 2016	103,240
Proceeds from long-term borrowings	12,844
Proceeds from asset-backed long-term borrowings	4,986
Repayments of long-term borrowings and capital leases obligations	(11,034)
Reclassifications of long-term debt	4,088
Other	(515)
Balance at December 31, 2016	$ 105,433	$ 103,240